Notes and Other Receivables	12 Months Ended
Dec. 31, 2011
Notes and Other Receivables [Abstract]
Notes and Other Receivables
(4) Notes and Other Receivables

Notes receivables, secured by real estate, and other receivables consist of the following as December 31, 2011 and 2010 ($ in thousands):

	2011	2010

Note receivable, secured, bearing interest at 9.8%, paid in full January 2012	$7,331	$7,331
Note receivable, secured, bearing interest at 5.0%, due November 2012	12,428	-
Note receivable, secured, bearing interest at 8.8%, due December 2012	10,928	10,930
Note receivable, secured, bearing interest at LIBOR + 8.0%, due December 2012	6,422	6,513
Note receivable, secured, bearing interest at 8.0%, due November 2013	971	971
Note receivable, secured, bearing interest at 6.5%, due December 2014	3,221	3,221
Note receivable, secured, bearing interest at 6.3%, due June 2017	17,646	16,708
Note receivable from affiliates	2,734	531
Other receivables	4,688	3,239
	$66,369	$49,444

During the fourth quarter 2011, the Company originated a loan secured by land located in San Mateo, California.  The loan of $12.4 million has an interest rate of 5% and is due to mature in November 2012.  The loan was originated with a purchase and sale agreement that gives the Company an option to acquire the property during 2012 and develop a community with 197 units.

In the second quarter of 2010, the Company purchased a loan secured by Santee Court located in Los Angeles, California. This $25.7 million loan, with an October 2010 maturity date, was purchased at a discount for $21.0 million and the discount was accreted to interest income.  In late October 2010, the Company purchased the property for $31.1 million in a multiple bid process.

In the fourth quarter 2010, the Company purchased a mortgage note receivable at a discount to par value for $16.6 million secured by Reserve Lofts, a 78-unit condominium community operated as a rental property, located in Los Angeles, California.  Amounts outstanding under the terms of the loan totaled $19.2 million.    This note was amended during the first quarter of 2011 to accelerate the maturity date to February 2014 with an 18 month extension option at a stated interest rate of 6.3%; which resulted in a change in the effective yield to the Company from 8.4% to 9.6%.

In January 2012 the mortgage loan secured by California Hill was paid off in full for $7.3 million.